Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total	Number of common shares		Issued Capital	Share-based Payment Reserve	(Deficit) Retained Earnings
Beginning balance at Dec. 31, 2015		$ 96,462			$ 198,649	$ 17,480	$ (119,667)
Beginning balance, shares at Dec. 31, 2015	[1]		31,533,207
Earnings and comprehensive income for the period		31,738					31,738
Equity settled share-based payments		837				837
Shares issued for debenture interest		$ 80			80
Shares issued for debenture interest, shares		30,193	30,193	[1]
Shares issued in lieu of bonus payment on long-term debt extinguishment		$ 134			134
Shares issued in lieu of bonus payment on long-term debt extinguishment, shares	[1]		55,000
Shares issued in lieu of termination benefits		$ 848			848
Shares issued in lieu of termination benefits, shares		304,447	304,447	[1]
Shares issued for cash equity financing		$ 12,987			12,987
Shares issued for cash equity financing, shares	[1]		3,640,000
Ending balance at Dec. 31, 2016		143,086			212,698	18,317	(87,929)
Ending balance, shares at Dec. 31, 2016	[1]		35,562,847
Earnings and comprehensive income for the period		11,898					11,898
Equity settled share-based payments		892				892
Shares issued for cash equity financing		36,438			36,438
Shares issued for cash equity financing, shares	[1]		8,062,000
Shares issued on exercise of warrants		4,141			4,141
Shares issued on exercise of warrants, shares	[1]		1,000,000
Shares issued on exercise of share options		$ 130			214	(84)
Share issued on exercise of share options, shares		53,854	53,854	[1]
Ending balance at Dec. 31, 2017		$ 196,585			$ 253,491	$ 19,125	$ (76,031)
Ending balance, shares at Dec. 31, 2017	[1]		44,678,701

[1]	Share consolidation (note 1).